Related Party Disclosures - Summary of Key Management Including Board Of Directors And Executive Management Compensation Expenses (Details) - CHF (SFr) SFr in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of transactions between related parties [abstract]
Salaries, cash compensation and other short-term benefits	SFr 3,067	SFr 3,506	SFr 3,071
Payroll expenses related to restricted share			951
Pension expense	320	227	264
Share-based compensation expense	2,543	535	251
Total	SFr 5,930	SFr 4,268	SFr 4,537